UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  10 Wright Street, Suite 100
          Westport, Connecticut 06880


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 222-4000


Signature, Place and Date of Signing:

/s/ Terence M. Hogan         Westport, Connecticut         August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $182,342
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

----          -------------------               ------------------------------

                           FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MNGRS    SOLE   SHARED NONE

A D C TELECOMMUNICATIONS         COM NEW         000886309     4,215     250,000  SH           SOLE       NONE     250,000
AMYLIN PHARMACEUTICALS INC         COM           032346108    14,811     300,000  SH           SOLE       NONE     300,000
ARQULE INC                         COM           04269E107     1,408     249,600  SH           SOLE       NONE     249,600
AWARE INC MASS                     COM           05453N100     1,981     348,780  SH           SOLE       NONE     348,780
BOYD GAMING CORP                   COM           103304101     6,054     150,000  SH           SOLE       NONE     150,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH     112585104    11,780     290,000  SH           SOLE       NONE     290,000
CHIPOTLE MEXICAN GRILL INC         CL A          169656105    18,968     311,200  SH           SOLE       NONE     311,200
CITIGROUP INC                      COM           172967101        15      11,500  SH   PUT     SOLE       NONE      11,500
DYNEGY INC NEW                     CL A          26816Q101    10,940   2,000,000  SH           SOLE       NONE   2,000,000
EL PASO CORP                       COM           28336L109    18,375   1,225,000  SH           SOLE       NONE   1,225,000
FREESCALE SEMICONDUCTOR INC      COM CL A        35687M107    14,500     500,000  SH           SOLE       NONE     500,000
FULL HOUSE RESORTS INC             COM           359678109     1,852     514,500  SH           SOLE       NONE     514,500
JANUS CAP GROUP INC                COM           47102X105    12,709     710,000  SH           SOLE       NONE     710,000
JOHNSON & JOHNSON                  COM           478160104       398      30,000  SH  CALL     SOLE       NONE      30,000
JP MORGAN CHASE & CO               COM           46625H100        18      50,000  SH   PUT     SOLE       NONE      50,000
K-SWISS INC                        CL A          482686102       801      30,000  SH           SOLE       NONE      30,000
LIBERTY GLOBAL INC              COM SER A        530555101    18,071     840,500  SH           SOLE       NONE     840,500
NETFLIX COM INC                    COM           64110L106        39      15,000  SH   PUT     SOLE       NONE      15,000
OMNIVISION TECHNOLOGIES INC        COM           682128103        86      15,000  SH   PUT     SOLE       NONE      15,000
PENN TREATY AMERN CORP           COM NEW         707874400       369      50,000  SH           SOLE       NONE      50,000
PINNACLE ENTMT INC                 COM           723456109     3,065     100,000  SH           SOLE       NONE     100,000
RITE AID CORP                      COM           767754104       119     530,000  SH  CALL     SOLE       NONE     530,000
RITE AID CORP                      COM           767754104     7,632   1,800,000  SH           SOLE       NONE   1,800,000
SHUFFLE MASTER INC                 COM           825549108         5      30,000  SH   PUT     SOLE       NONE      30,000
TAKE-TWO INTERACTIVE SOFTWAR       COM           874054109        71      10,000  SH   PUT     SOLE       NONE      10,000
TELIK INC                          COM           87959M109    15,510     940,000  SH           SOLE       NONE     940,000
THORNBURG MTG INC                  COM           885218107         9      10,000  SH   PUT     SOLE       NONE      10,000
TIME WARNER INC                    COM           887317105       115     100,000  SH  CALL     SOLE       NONE     100,000
TRUMP ENTMT RESORTS INC            COM           89816T103    17,369     862,001  SH           SOLE       NONE     862,001
WACHOVIA CORP 2ND NEW              COM           929903102        20      30,000  SH   PUT     SOLE       NONE      30,000
XMSATELLITE RADIO HLDGS INC        CL A          983759101       508      20,000  SH   PUT     SOLE       NONE      20,000
ZHONE TECHNOLOGIES INC NEW         COM           98950P108       530     260,000  SH           SOLE       NONE     260,000
                                                             182,343


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